Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Applicable tax rate	21.00%
Applicable state tax rate	8.25%
Withholding Tax	¥ 12,231
I MOB other subsidiaries [Member]
Applicable tax rate	25.00%
HONG KONG
Applicable tax rate	16.50%	16.50%	16.50%
AUSTRALIA
Applicable tax rate	30.00%
PRC [Member]
Operating loss	¥ 556,649
CN [Member]
Applicable tax rate	25.00%
Preferential income tax rate	15.00%